Expense Example - BlackRock Global Tactical Strategies Portfolio - Class B	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,231